Long-Term Debt (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended									0 Months Ended
	Feb. 28, 2013 First lien revolving credit facility	Feb. 29, 2012 First lien revolving credit facility	Feb. 28, 2011 First lien revolving credit facility	May 27, 2010 First lien revolving credit facility	Jan. 11, 2008 First lien revolving credit facility	Aug. 29, 2011 First lien revolving credit facility LIBOR	Feb. 28, 2013 First lien revolving credit facility LIBOR	Feb. 29, 2012 First lien revolving credit facility LIBOR	Feb. 28, 2011 First lien revolving credit facility LIBOR	Feb. 28, 2013 First lien revolving credit facility LIBOR Minimum	Feb. 28, 2013 First lien revolving credit facility LIBOR Maximum	Feb. 28, 2013 First lien revolving credit facility Prime rate	Feb. 29, 2012 First lien revolving credit facility Prime rate	Feb. 28, 2013 First lien revolving credit facility Prime rate Minimum	Feb. 28, 2013 First lien revolving credit facility Prime rate Maximum	Aug. 26, 2011 Secured credit facility	Aug. 29, 2011 Secured credit facility
Long-Term Debt
Maximum borrowing capacity				$ 135.0	$ 110.0											$ 20.0	$ 20.0
Available borrowing capacity as a percentage of accounts receivable less accounts over 120 days	85.00%
Period over which accounts receivable excluded	120 days
Available borrowing capacity as a percentage of inventory	60.00%
Variable interest rate basis						LIBOR	LIBOR					Prime Rate
Margin added to variable interest rate basis (as a percent)						5.00%		3.50%		2.00%	3.50%		1.50%	0.00%	1.50%
Interest rate, variable interest rate floor								1.00%	1.00%
Effective interest rate (as a percent)		4.58%	3.99%
Leverage ratio before amendment																5.60
Leverage ratio																5.90
Annual capital expenditures before amendment																25.0
Annual capital expenditures																30.0
Maximum aggregate outstanding borrowings under debt covenants before amendment																75.0
Maximum aggregate outstanding borrowings under debt covenants																$ 85.0